Financial risk management objectives and policies - Disclosure of financial assets that are either past due or impaired (Details) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 346,379,574	$ 161,093,054
Financial assets included in prepayments, other receivables and other assets	36,440,972	33,343,859
Due from a related company			$ 130,000,000	$ 130,000,000
Financial assets at amortised cost	4,281,506,610	3,575,828,011
Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable		2,575,051
Financial assets included in prepayments, other receivables and other assets	1,355,013	6,042,605
Due from a related company		4,085,019
Due from immediate holding company	2,921,838,772	66,141,756
Due from fellow subsidiaries		2,596,118,859
Not yet past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	245,502,780	615,491,200
Cash and bank balances	766,430,471	126,855,518
12-month expected credit losses [member] | Stage 1 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at amortised cost	3,935,127,036	3,417,310,008
12-month expected credit losses [member] | Stage 1 [member] | Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable		2,575,051
Financial assets included in prepayments, other receivables and other assets	1,355,013	6,042,605
Due from a related company		4,085,019
Due from immediate holding company	2,921,838,772	66,141,756
Due from fellow subsidiaries		2,596,118,859
12-month expected credit losses [member] | Stage 1 [member] | Not yet past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	245,502,780	615,491,200
Cash and bank balances	766,430,471	126,855,518
Lifetime expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	346,379,574	158,518,003
Lifetime expected credit losses [member] | Simplified approach [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	346,379,574	158,518,003
Financial assets at amortised cost	$ 346,379,574	$ 158,518,003